Financial investments - Summary of financial instruments at fair value through profit or loss (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial assets [line items]
Financial instruments	S/ 1,932,993	S/ 2,706,271
Local and foreign mutual funds and investment funds participations [member]
Disclosure of financial assets [line items]
Financial instruments	1,517,075	1,830,098
Listed shares [member]
Disclosure of financial assets [line items]
Financial instruments	315,820	651,813
Non-listed shares [member]
Disclosure of financial assets [line items]
Financial instruments	74,430	184,973
Corporate, leasing and subordinated bonds [member]
Disclosure of financial assets [line items]
Financial instruments	S/ 25,668	S/ 39,387